Income tax (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Deferred Income Tax Income (expense)	$ (14,950,412)	$ (29,697,843)	$ 9,748,173
Comprehensive Income [Member]
Statement [Line Items]
Deferred Income Tax Income (expense)	404,368	255,977	(819)
Income Tax Credited (charged) To Other Comprehensive Income	$ 404,368	$ 255,977	$ (819)